Redeemable and Convertible Preferred Stock (Details)	Jun. 30, 2012
Series A [Member]
Schedule of Redeemable and Convertible Preferred Stock
Shares Outstanding	50,000
Number of shares of Common Stock Received Upon Conversion	42,603
Series A-1 [Member]
Schedule of Redeemable and Convertible Preferred Stock
Shares Outstanding	1,725,792
Number of shares of Common Stock Received Upon Conversion	2,537,916
Series A-2 [Member]
Schedule of Redeemable and Convertible Preferred Stock
Shares Outstanding	998,661
Number of shares of Common Stock Received Upon Conversion	850,923
Series B [Member]
Schedule of Redeemable and Convertible Preferred Stock
Shares Outstanding	14,870,179
Number of shares of Common Stock Received Upon Conversion	7,435,088
Series C [Member]
Schedule of Redeemable and Convertible Preferred Stock
Shares Outstanding	5,882,353
Number of shares of Common Stock Received Upon Conversion	2,941,171
Series D [Member]
Schedule of Redeemable and Convertible Preferred Stock
Shares Outstanding	2,465,514
Number of shares of Common Stock Received Upon Conversion	1,232,659
Series E [Member]
Schedule of Redeemable and Convertible Preferred Stock
Shares Outstanding	5,294,514
Number of shares of Common Stock Received Upon Conversion	2,647,252